Reverse Acquisition (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Reverse Acquisition 1		100.00%
Reverse Acquisition 2		13,500,000
Reverse Acquisition 3		100,000
Reverse Acquisition 4		100,000
Reverse Acquisition 5		$ 0.75
Reverse Acquisition 6		214,506
Reverse Acquisition 7		$ 0.75
Reverse Acquisition 8		$ 20,000
Reverse Acquisition 9		50.00%
Reverse Acquisition 10		50.00%
Reverse Acquisition 11		375,000
Reverse Acquisition 12		8,133
Reverse Acquisition 13		34,951
Reverse Acquisition 1	100.00%
Reverse Acquisition 2	13,500,000
Reverse Acquisition 3	100,000
Reverse Acquisition 4	100,000
Reverse Acquisition 5	$ 0.75
Reverse Acquisition 6	214,506
Reverse Acquisition 7	$ 0.75
Reverse Acquisition 8	20,000
Reverse Acquisition 9	50.00%
Reverse Acquisition 10	50.00%
Reverse Acquisition 11	375,000
Reverse Acquisition 12	8,133
Reverse Acquisition 13	$ 34,951